Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	RADCOM LTD
Entity Central Index Key	0001016838
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	6,449,780
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,474	$ 2,901
Restricted Cash	1,452
Trade receivables (net of allowances for doubtful accounts of $415 and $ 395 as of December 31, 2012 and 2011, respectively)	3,292	5,389
Inventories	6,736	6,590
Other current assets	2,685	3,490
Total current assets	15,639	18,370
SEVERANCE PAY FUND	3,090	2,674
PROPERTY AND EQUIPMENT, NET	268	301
Total assets	18,997	21,345
CURRENT LIABILITIES:
Short term bank credit	1,058
Short term loans (includes loan of $777 form related party)	1,527
Trade payables	1,920	2,703
Employees and payroll accruals	1,996	2,087
Deferred revenues and advances from customers	2,100	894
Other accounts payable and accrued expenses	1,844	2,016
Total current liabilities	10,445	7,700
LONG-TERM LIABILITIES:
Deferred revenues	37	161
Accrued severance pay	3,518	3,092
Total long-term liabilities	3,555	3,253
Total liabilities	14,000	10,953
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: 9,997,670 shares authorized at December 31, 2012 and 2011; 6,480,623 and 6,446,541 shares issued at December 31, 2012 and 2011, respectively; 6,449,780 and 6,415,698 shares outstanding at December 31, 2012 and 2011, respectively	251	250
Additional paid-in capital	61,470	60,754
Accumulated other comprehensive loss	(322)	(197)
Accumulated deficit	(56,402)	(50,415)
Total shareholders' equity	4,997	10,392
Total liabilities and shareholders' equity	$ 18,997	$ 21,345

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowances for doubtful accounts	$ 415	$ 395
Related party loan	$ 777
Ordinary Shares, par value per share	$ 0.2	$ 0.2
Ordinary Shares, shares authorized	9,997,670	9,997,670
Ordinary Shares, shares issued	6,480,623	6,446,541
Ordinary Shares, shares outstanding	6,449,780	6,415,698

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 12,480	$ 19,199	$ 16,770
Services	3,306	2,788	2,403
Total revenues	15,786	21,987	19,173
Cost of revenues :
Products	5,765	6,074	6,052
Services	417	606	434
Total cost of revenues	6,182	6,680	6,486
Gross profit	9,604	15,307	12,687
Operating expenses:
Research and development	6,102	5,866	4,310
Less - royalty-bearing participation	1,567	1,235	1,424
Research and development, net	4,535	4,631	2,886
Selling and marketing, net	8,515	9,962	6,971
General and administrative	2,107	2,234	1,538
Total operating expenses	15,157	16,827	11,395
Operating income (loss)	(5,553)	(1,520)	1,292
Financial expenses, net	(314)	(384)	(722)
Income (loss) before taxes on income	(5,867)	(1,904)	570
Taxes on Income	(120)
Net (loss) income	$ (5,987)	$ (1,904)	$ 570
Net (loss) income per share:
Basic net (loss) income per Ordinary Share	$ (0.93)	$ (0.3)	$ 0.11
Diluted net (loss) income per Ordinary Share	$ (0.93)	$ (0.3)	$ 0.1

CONSOLIDATED STATMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (5,987)	$ (1,904)	$ 570
Other comprehensive loss:
Foreign currency translation adjustment	(125)	(197)
Other comprehensive loss	(125)	(197)
Comprehensive income (loss)	$ (6,112)	$ (2,101)	$ 570

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 2,640	$ 177	$ 51,544		$ (49,081)
Balance, shares at Dec. 31, 2009		5,102,778
Issuance of shares and warrants, net of issuance expenses of $139 (private placement)	5,361	36	5,325
Issuance of shares and warrants, net of issuance expenses of $139 (private placement), shares		643,278
Share-based compensation	564		564
Exercise of options	643	9	634
Exercise of options, shares		163,822
Classification of warrants to equity	772		772
Exercise of warrants	353	12	341
Exercise of warrants, shares		235,146
Net income (loss)	570				570
Other comprehensive loss
Balance at Dec. 31, 2010	10,903	234	59,180		(48,511)
Balance, shares at Dec. 31, 2010		6,145,024
Share-based compensation	823		823
Exercise of options	144	5	139
Exercise of options, shares		76,143
Exercise of warrants	623	11	612
Exercise of warrants, shares		194,531
Net income (loss)	(1,904)				(1,904)
Other comprehensive loss	(197)			197
Balance at Dec. 31, 2011	10,392	250	60,754	(197)	(50,415)
Balance, shares at Dec. 31, 2011	6,415,698	6,415,698
Share-based compensation	672		672
Exercise of options	45	1	44
Exercise of options, shares		34,082
Net income (loss)	(5,987)				(5,987)
Other comprehensive loss	(125)			(125)
Balance at Dec. 31, 2012	$ 4,997	$ 251	$ 61,470	$ (322)	$ (56,402)
Balance, shares at Dec. 31, 2012	6,449,780	6,449,780

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Issuance of shares and warrants, issuance expenses	$ 139

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows used in operating activities:
Net income (loss)	$ (5,987)	$ (1,904)	$ 570
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	119	155	294
Share-based compensation	672	823	564
Increase (decrease) in allowance for doubtful accounts	20		(609)
Amortization of discount on long-term loan			141
Revaluation of warrants presented at fair value			524
Increase (decrease) in severance pay, net	10	60	(46)
Decrease (increase) in trade receivables	2,060	1,369	(2,632)
Decrease (increase) in other current assets	767	(1,782)	(1,101)
Increase in inventories	(222)	(2,661)	(1,063)
Increase (decrease) in trade payables	(775)	2	1,634
Increase (decrease) in employees and payroll accrued	(88)	74	272
Increase (decrease) in other payables and accrued expenses	(131)	402	(1,192)
Decrease in interest on long-term loan			37
Interest on restricted cash	(15)
Interest and linkage on short term loan	27
Increase in deferred revenue and advances from customers	1,082	112	109
Net cash used in operating activities	(2,461)	(3,350)	(2,498)
Cash flows used in investing activities:
Restricted cash	(1,437)
Purchase of property and equipment	(66)	(103)	(56)
Net cash used in investing activities	(1,503)	(103)	(56)
Cash flows from financing activities:
Receipts of short term bank credit	1,058
Receipts of short term loan (includes $777 from related party)	1,500
Payments of long term loan			(1,333)
Proceeds from issuance of Ordinary Shares and warrants, net of issuance expenses			5,361
Exercise of warrants		623	353
Exercise of options	45	144	643
Net cash provided by financing activities	2,603	767	5,024
Foreign currency translation adjustments on cash and cash equivalents	(66)	(157)
Increase (decrease) in cash and cash equivalents	(1,427)	(2,843)	2,470
Cash and cash equivalents at beginning of year	2,901	5,744	3,274
Cash and cash equivalents at end of year	1,474	2,901	5,744
Non-cash investing activities:
Purchase of property and equipment on credit	19	3	8
Property and equipment transferred to be used as inventory			7
Inventory transferred to be used as property and equipment	4	20
Interest paid in cash	$ 6		$ 95

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Loan proceeds from related party	$ 777

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Radcom Ltd. (the "Company") is an Israeli corporation which provides innovative service assurance solutions for communications service providers and equipment vendors. The Company specializes in solutions for next-generation networks, both wireless and wireline. The Company's comprehensive solutions are used to prevent service provider revenue leakage and enable management of customer care. The Company's products facilitate fault management, network service performance analysis, troubleshooting and pre-mediation with an OSS/BSS (Operational Support System/ Business Support System). Radcom's shares are listed on the NASDAQ Capital Market.

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales and marketing of the Company's products in North America and Brazil, respectively.

In addition, the Company formed in 2012 another wholly-owned subsidiary in India, incorporated under the laws of India, (the "India Subsidiary"). The India Subsidiary is primarily engaged in business development, marketing activities and customer support of the Company's products in India. Since inception, the Indian Subsidiary had immaterial activity.
b.
The Company has an accumulated deficit of $ 56,402 as of December 31, 2012. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements at least through the end of December 2013. The Company's foregoing estimate is based, among others, on its current backlog and on the existing pipeline. There is no assurance that, if required, the Company will be able to raise additional capital or reduce discretionary spending to provide the required liquidity in order to continue as a going concern, beyond December 31, 2013.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollar" or "dollars"):

Most of the Company's and its U.S. subsidiary's revenues and costs are denominated in U.S. dollars. Therefore, the Company's management believes the currency of the primary economic environment in which the operations of the Company are conducted is the United States dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are remeasured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification ("ASC") 830 "Foreign Currency Matters".

Other than in the Company's subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company's subsidiary in Brazil whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

d.	Cash equivalents:

The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short-term deposits are presented at cost, including accrued interest, which approximates market values

f.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, short term bank deposits, severance pay fund and trade receivables.

Cash and cash equivalents and short term bank deposits are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company's customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer's ability to pay. Allowance for doubtful accounts amounted to $415 and $ 395 as of December 31, 2012 and 2011, respectively. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expenses (income) amounted to $ 20, $ 0 and $ (609) in 2012, 2011 and 2010, respectively. Total write offs during 2012, 2011 and 2010 amounted to $ 206, $ 0 and $ 0, respectively.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined on a "moving average" basis. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The Company implements ASC 330-10-30 "Inventory Overall-Initial Measurement". ASC 330-10-30 clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, ASC 330-10-30 requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

Total write offs during 2012, 2011 and 2010 amounted to $ 311, $ 0 and $ 0, respectively.

h.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Equipment used for research and development (unless no alternative future use exists) and demonstration equipment are capitalized at cost or, when applicable, at production costs.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

i.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "property, plants and equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2012, 2011 and 2010, no impairment losses were identified.

j.	Revenue recognition:

Revenues from sales of products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue.

The Company's revenues are generated from sales to independent distributors and direct customers. The Company has a contract that is standard in substance with its distributors. Based on this contract, sales to distributors are final and distributors have no rights of return or price protection. The Company is not a party to the agreements between distributors and their customers, however the Company recognizes its revenue on a "sale through" basis and therefore revenues from these distributors are deferred until all revenue recognition criteria of the sale to the end customer are met.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company's inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

The Company accounts for revenue recognition under the guidance of ASU No. 2009-13, "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements". ASU No. 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable in a sale arrangement. The selling price for each deliverable is based on vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available. ASU No. 2009-13 requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The relative selling price method allocates any discount in the arrangement proportionately to each deliverable on the basis of the deliverable's selling price.

Under the Company's selling arrangements, the Company provides a one-year warranty, which includes bug fixing and a hardware warranty ("Warranty") for all of its products. Accordingly, the Company records an appropriate provision for Warranty in accordance with ASC 450 "Contingencies" (see Note 2l). After the Warranty period initially provided with the Company's products, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty. Revenue related to extended warranty contracts is recognized pursuant to ASC 605-20-25, "Separately Priced Extended Warranty and Product Maintenance Contracts." Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

The customer may purchase an extended warranty with the initial sale. In such cases, revenues attributable to the extended warranty are deferred at the time of the initial sale and recognized ratably over the extended contract warranty period.

Deferred revenues - represent mainly the unrecognized fees collected for extended warranty services.

k.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718. ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore use an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80-100%	76-132%	105-121%
Risk-free interest	0.3-0.4%	0.3-2.1%	0.3 - 2.8%
Expected life (in years)	1.5-5.5	1.5-5.5	1.5-5.5

l.	Provision for product warranty:

The Company's policy is to grant a product warranty for a period of up to 12 months on its products. An extended warranty may be purchased for a longer period. The provision for warranties for all periods through December 31, 2012, is determined based upon the Company's past experience. The followings are the changes in the liability for product warranty from January 1, 2010 to December 31, 2012:
Balance at January 1, 2010	225

Provision for warranties issued during the year	221
Reduction for payments and costs to satisfy claims	(217)

Balance at December 31, 2010	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	248

Provision for warranties issued during the year	130
Reduction for payments and costs to satisfy claims	(123)

Balance at December 31, 2012	255

m.	Research and development costs:

Research and development costs are charged to statement of operations as incurred. ASC 985-20 "Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

n.	Government grants:

The Company receives royalty-bearing participation, which represents participation of the Government of Israel (specifically, the Office of the Chief Scientist - the "OCS") in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction in research and development costs as such costs are incurred. Royalties to the OCS are recorded under cost of sales, when the related sales are recognized. See also Note 10a.

The Company received participation from the Israeli Ministry of trade, commerce and labor, which is a participation of up to 50% of relevant marketing expenses. These grants are presented as a reduction in marketing expenses. See also Note 10a.

o.	Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total number of shares related to the outstanding options and warrants excluded from the calculation of diluted net income (loss) per share was 1,248,631 as of December 31, 2012 (2011 - 988,642; 2010 - 504,309).

p.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized.

q.	Income tax uncertainties:

In accordance with ASC 740 "Income Taxes" (formally FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"), the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

r.	Cost of revenues:

Cost of products is comprised of cost of hardware production, employees' salaries and related costs, allocated overhead expenses, packaging, import taxes, license fees paid to third parties and royalties paid to the OCS.

Cost of services is comprised of cost of hardware maintenance and customer support employees' salaries and related costs.

s.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.
Effective January 1, 2012, the Company's agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.
Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $ 588, $ 651 and $ 431, respectively.

t.	Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, bank deposits, trade receivables, short term bank credit, short term bank loans, trade and other accounts payable, and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

u.	Concentrations of business risk:

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. The Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

The Company relies on a limited number of independent manufacturers, some of which are small, privately held companies, to provide certain assembly services to its specifications. The Company does not have any long-term supply agreements with any third-party manufacturer. If the Company's assembly services are reduced or interrupted, the Company's business, financial condition and results of operations could be adversely affected until the Company is able to establish sufficient assembly services supply from alternative sources. Alternative manufacturing sources may not be able to meet the Company's future requirements, and existing or alternative sources may not continue to be available at favorable prices.

The Company's revenues in any period generally have been, and may continue to be, derived from relatively small numbers of sales with relatively high average revenues per order. Therefore, the loss of any orders or delays in closing such transactions could have an adverse effect on the Company's operations and financial results.

v.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that its only item of other comprehensive income (loss) relates to foreign currency translation adjustment.
In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2012	2011

Raw materials	$583	$510
Work in process	360	701
Finished products (*)	5,793	5,379

	$6,736	$6,590

(*)	Includes amounts of $ 4,977 and $ 4,680 for 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-	OTHER CURRENT ASSETS

	December 31,
	2012	2011

Indirect taxes	$567	$1,279
Government of Israel - OCS receivable	322	218
Prepaid expenses and work in progress	1,518	1,643
Advances to suppliers	28	128
Others	250	222

	$2,685	$3,490

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2012	2011

Cost:
Demonstration and rental equipment	$688	$2,107
Research and development equipment	3,760	3,712
Manufacturing equipment	1,190	1,185
Office furniture and equipment	1,117	1,091
Leasehold improvements	434	430

	7,189	8,525
Accumulated depreciation:
Demonstration and rental equipment	671	2,068
Research and development equipment	3,694	3,660
Manufacturing equipment	1,171	1,155
Office furniture and equipment	1,021	999
Leasehold improvements	364	342

	6,921	8,224

	$268	$301

During 2011 and 2012 the Company recorded a reduction of $ 1,422 and 0, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 6:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Royalties - OCS payable	$552	$1,016
Commissions	90	249
Provision for product warranty	255	248
Accrued expenses	824	452
Others	123	51

	$1,844	$2,016

SHORT TERM BANK CREDIT	12 Months Ended
Dec. 31, 2012
SHORT TERM BANK CREDIT [Abstract]
SHORT TERM BANK CREDIT
NOTE 7:-	SHORT TERM BANK CREDIT

a.
In September 2012, the Company received a credit facility from a bank in an amount of $1,500. The facility has an initial 6 month term, and may be renewed for additional periods based on compliance with certain covenants and according to the bank's decision. As of December 31, 2012 the Company didn't meet certain covenants; however the bank agreed to continue extending the facility until July 15, 2013. The facility carries interest rates varying between LIBOR + 3.25%-4% for USD denominated advances and Prime + 1-2% for NIS denominated advances, and is secured by a floating charge on all of the Company's assets.

Under this facility the Company used as of December, 31 2012 $714 as short bank credit with a term of 3 months, bearing interest of Libor +3% and $750 as a short term loan (see Note 8b).

b.
During 2012 the Company obtained from another bank certain short term credits in return for balances due from customers. As of December 31, 2012 such credits amounted to $338. During January and February 2013 the credits were repaid.

SHORT TERM LOANS	12 Months Ended
Dec. 31, 2012
SHORT TERM LOANS [Abstract]
SHORT TERM LOANS
NOTE 8:-	SHORT TERM LOANS

a.
In November, 2012, the Company entered into a loan agreement with a major shareholder, according to which the Company may receive a sum of up to NIS 3,000,000, bearing no interest and linked to the Israeli Consumer Price Index, to be repaid by March 31, 2013 unless otherwise agreed between the parties.As of December 31, 2012 the Company received NIS 2,900,000 ($777). During March 2013 the parties agreed to extend the loan until June 30, 2013.

b.
As of December 31, 2012, The Company has an outstanding loan in the amount of $750 as part of the credit facility received from a bank (see note 7a). The loan has a 3 month term and may be renewed for additional periods, subject to the extension of the credit facility by the bank. In March, 2013 the loan renewed for additional 3 months. The loan carries an interest rate of LIBOR + 3.15%.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 9:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.
Certain premises occupied by the Company and the US subsidiary are rented from related parties (see Note 11b). The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease payments were $ 438, $ 428 and $ 450 in 2012, 2011 and 2010, respectively.

2.
Certain entities within the RAD-BYNET Group provide the Company with administrative services. Such amounts expensed by the Company are disclosed in "d" below as "Cost of sales, Sales and marketing, General and administrative expenses and research and development".

3.
The Company purchases from certain entities within the RAD-BYNET Group software packages included in the Company's products and is thus incorporated into certain of its product lines. Such purchases by the Company are disclosed in "d" as "Cost of sales and Research and development".

4.
The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel. The agreement was terminated during 2012.

Revenues related to this distribution agreement are included in "d" below as "revenues". The remainder of the amount of "revenues" included in "d" below is comprised of sales of the Company's products to entities within RAD-BYNET Group.

b.	In December 2011, the Company entered into a consulting agreement with a related party. Expenses incurred under this agreement are immaterial.

c.	Balances with related parties:

	December 31,
	2012	2011

Assets:

Trade	$153	$72
Other current assets	$4	$-

Liabilities:

Trade	$229	$104
Other payables and accrued expenses	$44	$102
Short term loan (see note 8a)	$777	$-
d.	Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Revenues	$451	$347	$960

Expenses:

Cost of sales	$66	$62	$60

Operating expenses:

Research and development	$198	$193	$185
Sales and marketing	$181	$159	$210
General and administrative	$57	$57	$55

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10:-	COMMITMENTS AND CONTINGENCIES

a.	Royalty commitments:

1.
The Company receives research and development grants from the OCS. In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. Royalty rate is 3.5%. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, without interest for projects authorized until December 31, 1998. For projects authorized since January 1, 1999, the repayment bears interest at the LIBOR rate.

The total research and development grants that the Company has received from the OCS as of December 31, 2012 were $ 33,408. The accumulated interest as of December 31, 2012 was $ 9,810. As of December 31, 2012, the accumulated royalties paid to the OCS were $ 9,676. Accordingly, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $ 33,542 as of December 31, 2012.

Royalty expenses relating to the OCS grants included in cost of sales for the years ended December 31, 2012, 2011 and 2010 were $ 562, $ 759 and $ 793, respectively.

In May 2010, the Company received a notice from the OCS regarding alleged miscalculations in the amount of royalties paid by the Company to the OCS for the years 1992-2009 and the revenues basis of which the Company has to pay royalties. The Company believes that all royalties due to the OCS from the sale of products developed with funding provided by the OCS during such years were properly paid or were otherwise accrued. During 2011 the Company reviewed with the OCS alleged miscalculation differences and since then await further instructions. Currently the Company is unable to assess the merits of the aforesaid arguments raised by the OCS.

2.
According to the Company's agreements with the Israel-U.S Bi-National Industrial Research and Development Foundation ("BIRD-F"), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of BIRD-F's grant (linked to the United States Consumer Price Index) relating to such products. The last funds from the BIRD-F were received in 1996. In the event the Company does not generate sales of products developed with funds provided by BIRD-F, the Company is not obligated to pay royalties or repay the grants.

The total research and development funds that the Company has received from the BIRD-F were $ 340. As of December 31, 2012, the Company is required to pay royalties up to an amount of $ 775, including linkage to the United States Consumer Price Index (CPI).

As of December 31, 2012, the accumulated royalties paid to the BIRD-F including linkage to the CPI were $ 427. Accordingly, the Company's total commitment with respect to royalty-bearing participation received, net of royalties paid, amounted to $ 348 as of December 31, 2012.

Starting 2003 the Company has not generated sales of products developed with the funds provided by BIRD-F, therefore the Company is not obligated to pay royalties or repay the grant since that date.

3.
In April, 2012 the Israeli Ministry of trade, commerce and labor approved the Company's application for participation in funding the setting up of the Company's Indian subsidiary as part of a designated grants plan for the purpose of setting up and establishing a marketing agency in India. The grant is intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India, based on the approved budget for the plan over a period of 3 years.

The Company is obligated to pay to the Israeli Ministry of trade, commerce and labor royalties of 3% from the revenues growth derived in India up to an aggregate of 100% of the dollar-linked value of the total grant and for a period of up to 7 years from the last year of the plan.
The total marketing grants that the Company has received from the Ministry of trade, commerce and labor as of December 31, 2012 were in the amount of $55.

b.	Operating leases:

Premises occupied by the Company and its subsidiaries are rented under various rental agreements part of which are with related parties (see Note 8).The rental agreements for the premises of the Company and its subsidiaries expire up to December 31, 2016.

Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2012, are (in the aggregate) and for each succeeding fiscal year below:

Year ended December 31

2013	$715
2014	583
2015	501
2016	488
Total	$2,287

Total lease expenses (net of sublease income from premises under sublease agreements) amounted to $1,056, $ 1,048 and $ 968 for the years ended December 31, 2012, 2011 and 2010, respectively.

c.	Bank guarantee:

The Company has granted bank performance guarantees in favor of five of its customers in the total amount of $ 1,520 of which $ 1,136 expire on December 30, 2013 and $384 expire on January 15, 2014. In addition, and the Company established another guarantee in the amount of $ 32 which expires on May 31, 2013.

In addition, in order to secure the bank facility, a floating charge on all of the Company's assets was placed by the bank (see note 7a).

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

a.	Israel tax reform:

Taxable income of the Israeli parent is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%, 2012- 25%.

b.	Israeli taxation:

The Company has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2007 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax loss carryforward were $ 44,118 as of December 31, 2012. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

c.	Foreign subsidiaries:

U.S subsidiary:

1.	The U.S subsidiary is taxed under United States federal and state tax rules.

2.
The U.S subsidiary's tax loss carryforward amounted to $ 10,115 as of December 31, 2012 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiary and will expire in the years 2013-2027 for federal tax purpose and in the years 2013-2017 for state tax purpose.

3.	The U.S subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2008 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian tax rules.

2.
The Brazilian subsidiary's tax loss carryforward amounted to $ 3,489 as of December 31, 2012 for tax purposes. Tax losses may be carried forward indefinitely, but can only offset up to 30% of the company taxable income for a tax period.

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2012	2011
Deferred tax assets:
Carryforward tax losses	$15,836	$14,635
Allowance for doubtful accounts	104	99
Provisions for employees related obligations	353	104
Research and development	472	559
Other	3	53

	16,768	15,685
Less - valuation allowance	(16,768)	(15,685)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2012 was an increase of $ 1,083 and is mainly relates to increase in deferred taxes on NOL's for which a full valuation allowance was recorded. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company's accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

e.	The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$(5,684)	$(2,038)	$496
Foreign	(183)	134	74

Income (loss) before income taxes	$(5,867)	$(1,904)	$570

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2012	2011	2010

Income (loss) before income taxes, as reported in the statements of operations	$(5,867)	$(1,904)	$570

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	$(1,467)	$(457)	$143

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(11)	18	5
Non-deductible expenses	185	175	312
Losses and timing differences for which no deferred taxes were recorded	1,083	234	-
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	-	(622)
Other	330	30	162

Income taxes	$120	$-	$-

g.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2010, 2011 and 2012, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.
The number of shares issued and outstanding at December 31, 2012 and 2011 does not include 5,189 Ordinary Shares, which are held by a subsidiary, and 30,843 Ordinary Shares which are held by the Company.

1.	Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividend.

2.
On October 11, 2010, the Company entered into a private placement transaction (the "2010 PIPE"). Under the PIPE investment, the Company issued 643,277 Ordinary Shares to investors (investors in the 2010 PIPE included certain existing shareholders) at an aggregate purchase price of $ 5,500 or $ 8.55 per Ordinary Share. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor in the 2010 PIPE (up to 214,426 shares) for an exercise price of $ 10.69 per Ordinary Share. The warrants are exercisable for three years from the closing of the 2010 PIPE. As of December 31, 2012, no warrants were exercised.

b.	Share option plans:

1.	The Company has granted options under option plans as follows:

Under the following plans options are granted at an exercise price equal to the fair market value at the date of grant and are granted for periods not to exceed seven years. Options vest over a period of zero to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants.

a)	The Radcom Ltd. International Employee Stock Option Plan (the "International Plan"):
The plan grants options to purchase Ordinary Shares for the purpose of providing incentives to officers, directors, employees and consultants of its non-Israeli subsidiaries.

b)	The 2003 Share Option Plan:

The 2003 Share Option Plan (the "2003 Share Option Plan") grants options to purchase Ordinary Shares. These options are granted pursuant to the 2003 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

2.	Grants in 2012, 2011 and 2010 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.	Stock options under the Radcom plans are as follows for the periods indicated:
	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	774,216	$4.08	4.4	$715
Granted	323,600	3.75
Exercised	(34,082)	1.30		124
Expired	-	-
Forfeited	(29,529)	6.19

Outstanding at December 31, 2012	1,034,205	4.0	4.0	$529

Exercisable at December 31, 2012	761,126	4.45	3.88	$372

Vested and expected to vest at December 31, 2012	1,034,205	4.0	4.0	$529

The aggregate intrinsic value of options outstanding at December 31, 2012 represents intrinsic value of 372,931 outstanding options that are in-the-money as of December 31, 2012. The remaining 661,274 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2012 represents intrinsic value of 261,751 outstanding options that are in-the-money as of December 31, 2012. The remaining 499,375 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The total number of shares available for future grants as of December 31, 2012 was 609,257

4.	Stock options under the Radcom plans are as follows for the periods indicated:

	Options outstanding at December 31, 2012			Options exercisable at December 31, 2012
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.5 - 0.7	266,469	0.7	4.7	186,524	0.7	3.1
1.57 - 5.00	567,475	3.5	4.5	388,391	3.6	4.4
5.08 - 8.72	76,861	6.8	2.9	66,861	7	2.7
10.80 - 13.16	123,400	11.8	4.2	119,350	11.7	4.1

	1,034,205			761,126

5.	The weighted average fair values of options granted during the years ended December 31, 2012, 2011 and 2010 were:

	Year ended December 31,
	2012	2011	2010

Weighted average fair values on grant date	$2.5	$5.3	$4.1

6.	The following table summarizes the departmental allocation of the Company's share-based compensation charge:
	Year ended December 31,
	2012	2011	2010

Cost of sales	$14	$27	$5
Research and development	205	218	10
Selling and marketing	167	231	36
General and administrative	286	347	513

	$672	$823	$564

7.	Share-based compensation:

The unrecognized balance of the compensation expenses according to ASC Topic 718 in respect of these stock options amounted to $ 224 as of December 31, 2012, of which $ 177 will be recognized in the year ended December 31, 2013 and $ 44 will be recognized in accordance with the vesting period of the options by the end of fiscal 2016.

d.	Warrants:

The Company's outstanding warrants and rights as of December 31, 2012 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through

October 13, 2010	214,426	10.69	October 13, 2013

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 13:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Years ended December 31,
	2012	2011	2010

Net income (loss)	$(5,987)	$(1,904)	$570

Weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,373,515

Dilutive effect:
Employee stock options and warrants	-	-	573,795

Diluted weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,947,310

Basic earnings (loss) per Ordinary Share	$(0.93)	$(0.30)	$0.11

Diluted earnings (loss) per Ordinary Share	$(0.93)	$(0.30)	$0.10

SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 14:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Revenues:

1.	Classified by geographical destination:
	Year ended December 31,
	2012	2011	2010

North America	$3,850	$3,242	$3,045
Europe	2,970	6,371	4,765
Asia	2,826	4,261	3,596
South America (Excluding Brazil)	2,848	2,308	2,093
Brazil	1,896	5,234	4,107
Other	1,396	571	1,567

	$15,786	$21,987	$19,173

2.	Major customers:

During 2012 and 2011, the Company did not have any customer whose purchases contributed to more than 10% of the total respective consolidated revenues. In 2010, the Company had one customer in Brazil whose purchases contributed approximately 13% of the total consolidated revenues.

3.	Substantially all of the Company's long-lived assets are located in Israel.

b.	Financial expenses, net:
	Years ended December 31,
	2012	2011	2010

Financial income:
Interest from banks	$15	$20	$11

	15	20	11

Financial expenses:
Interest and bank charges	(108)	(74)	(15)
Interest and accretion of discount on long-term loan	-	-	(186)
Revaluation of warrants presented at fair value	-	-	(524)
Exchange translation	(221)	(330)	(8)

	(329)	(404)	(733)

Financial expenses, net	$(314)	$(384)	$(722)

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollar" or "dollars"):

Most of the Company's and its U.S. subsidiary's revenues and costs are denominated in U.S. dollars. Therefore, the Company's management believes the currency of the primary economic environment in which the operations of the Company are conducted is the United States dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are remeasured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification ("ASC") 830 "Foreign Currency Matters".

Other than in the Company's subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company's subsidiary in Brazil whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

d.	Cash equivalents:

The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

e.	Restricted cash:

Restricted cash is invested in a bank deposit, which is pledged in favor of the bank that provides guarantees to the Company.

f.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, short term bank deposits, severance pay fund and trade receivables.

Cash and cash equivalents and short term bank deposits are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company's customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer's ability to pay. Allowance for doubtful accounts amounted to $415 and $ 395 as of December 31, 2012 and 2011, respectively. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expenses (income) amounted to $ 20, $ 0 and $ (609) in 2012, 2011 and 2010, respectively. Total write offs during 2012, 2011 and 2010 amounted to $ 206, $ 0 and $ 0, respectively.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined on a "moving average" basis. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The Company implements ASC 330-10-30 "Inventory Overall-Initial Measurement". ASC 330-10-30 clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, ASC 330-10-30 requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

Total write offs during 2012, 2011 and 2010 amounted to $ 311, $ 0 and $ 0, respectively.

h.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Equipment used for research and development (unless no alternative future use exists) and demonstration equipment are capitalized at cost or, when applicable, at production costs.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

i.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "property, plants and equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2012, 2011 and 2010, no impairment losses were identified.

j.	Revenue recognition:

Revenues from sales of products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue.

The Company's revenues are generated from sales to independent distributors and direct customers. The Company has a contract that is standard in substance with its distributors. Based on this contract, sales to distributors are final and distributors have no rights of return or price protection. The Company is not a party to the agreements between distributors and their customers, however the Company recognizes its revenue on a "sale through" basis and therefore revenues from these distributors are deferred until all revenue recognition criteria of the sale to the end customer are met.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company's inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

The Company accounts for revenue recognition under the guidance of ASU No. 2009-13, "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements". ASU No. 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable in a sale arrangement. The selling price for each deliverable is based on vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available. ASU No. 2009-13 requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The relative selling price method allocates any discount in the arrangement proportionately to each deliverable on the basis of the deliverable's selling price.

Under the Company's selling arrangements, the Company provides a one-year warranty, which includes bug fixing and a hardware warranty ("Warranty") for all of its products. Accordingly, the Company records an appropriate provision for Warranty in accordance with ASC 450 "Contingencies" (see Note 2l). After the Warranty period initially provided with the Company's products, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty. Revenue related to extended warranty contracts is recognized pursuant to ASC 605-20-25, "Separately Priced Extended Warranty and Product Maintenance Contracts." Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

The customer may purchase an extended warranty with the initial sale. In such cases, revenues attributable to the extended warranty are deferred at the time of the initial sale and recognized ratably over the extended contract warranty period.

Deferred revenues - represent mainly the unrecognized fees collected for extended warranty services.

k.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718. ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore use an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80-100%	76-132%	105-121%
Risk-free interest	0.3-0.4%	0.3-2.1%	0.3 - 2.8%
Expected life (in years)	1.5-5.5	1.5-5.5	1.5-5.5

l.	Provision for product warranty:

The Company's policy is to grant a product warranty for a period of up to 12 months on its products. An extended warranty may be purchased for a longer period. The provision for warranties for all periods through December 31, 2012, is determined based upon the Company's past experience. The followings are the changes in the liability for product warranty from January 1, 2010 to December 31, 2012:
Balance at January 1, 2010	225

Provision for warranties issued during the year	221
Reduction for payments and costs to satisfy claims	(217)

Balance at December 31, 2010	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	248

Provision for warranties issued during the year	130
Reduction for payments and costs to satisfy claims	(123)

Balance at December 31, 2012	255

m.	Research and development costs:

Research and development costs are charged to statement of operations as incurred. ASC 985-20 "Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

n.	Government grants:

The Company receives royalty-bearing participation, which represents participation of the Government of Israel (specifically, the Office of the Chief Scientist - the "OCS") in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction in research and development costs as such costs are incurred. Royalties to the OCS are recorded under cost of sales, when the related sales are recognized. See also Note 10a.

The Company received participation from the Israeli Ministry of trade, commerce and labor, which is a participation of up to 50% of relevant marketing expenses. These grants are presented as a reduction in marketing expenses. See also Note 10a.

o.	Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total number of shares related to the outstanding options and warrants excluded from the calculation of diluted net income (loss) per share was 1,248,631 as of December 31, 2012 (2011 - 988,642; 2010 - 504,309).

p.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized.

q.	Income tax uncertainties:

In accordance with ASC 740 "Income Taxes" (formally FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"), the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

r.	Cost of revenues:

Cost of products is comprised of cost of hardware production, employees' salaries and related costs, allocated overhead expenses, packaging, import taxes, license fees paid to third parties and royalties paid to the OCS.

Cost of services is comprised of cost of hardware maintenance and customer support employees' salaries and related costs.

s.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.
Effective January 1, 2012, the Company's agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.
Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $ 588, $ 651 and $ 431, respectively.

t.	Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, bank deposits, trade receivables, short term bank credit, short term bank loans, trade and other accounts payable, and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

u.	Concentrations of business risk:

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. The Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

The Company relies on a limited number of independent manufacturers, some of which are small, privately held companies, to provide certain assembly services to its specifications. The Company does not have any long-term supply agreements with any third-party manufacturer. If the Company's assembly services are reduced or interrupted, the Company's business, financial condition and results of operations could be adversely affected until the Company is able to establish sufficient assembly services supply from alternative sources. Alternative manufacturing sources may not be able to meet the Company's future requirements, and existing or alternative sources may not continue to be available at favorable prices.

The Company's revenues in any period generally have been, and may continue to be, derived from relatively small numbers of sales with relatively high average revenues per order. Therefore, the loss of any orders or delays in closing such transactions could have an adverse effect on the Company's operations and financial results.

v.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that its only item of other comprehensive income (loss) relates to foreign currency translation adjustment.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

Financial statements in U.S. dollars ("dollar" or "dollars")
b.	Financial statements in U.S. dollars ("dollar" or "dollars"):

Most of the Company's and its U.S. subsidiary's revenues and costs are denominated in U.S. dollars. Therefore, the Company's management believes the currency of the primary economic environment in which the operations of the Company are conducted is the United States dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are remeasured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification ("ASC") 830 "Foreign Currency Matters".

Other than in the Company's subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company's subsidiary in Brazil whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Cash equivalents
d.	Cash equivalents:
The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Restricted cash
Restricted cash:
Restricted cash is invested in a bank deposit, which is pledged in favor of the bank that provides guarantees to the Company.
Concentration of credit risk
Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, short term bank deposits, severance pay fund and trade receivables.

Cash and cash equivalents and short term bank deposits are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company's customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer's ability to pay. Allowance for doubtful accounts amounted to $415 and $ 395 as of December 31, 2012 and 2011, respectively. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expenses (income) amounted to $ 20, $ 0 and $ (609) in 2012, 2011 and 2010, respectively. Total write offs during 2012, 2011 and 2010 amounted to $ 206, $ 0 and $ 0, respectively.

Inventories
Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined on a "moving average" basis. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The Company implements ASC 330-10-30 "Inventory Overall-Initial Measurement". ASC 330-10-30 clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, ASC 330-10-30 requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

Total write offs during 2012, 2011 and 2010 amounted to $ 311, $ 0 and $ 0, respectively.

Property and equipment
Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Equipment used for research and development (unless no alternative future use exists) and demonstration equipment are capitalized at cost or, when applicable, at production costs.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

Impairment of long-lived assets
Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "property, plants and equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2012, 2011 and 2010, no impairment losses were identified.

Revenue recognition
Revenue recognition:

Revenues from sales of products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue.

The Company's revenues are generated from sales to independent distributors and direct customers. The Company has a contract that is standard in substance with its distributors. Based on this contract, sales to distributors are final and distributors have no rights of return or price protection. The Company is not a party to the agreements between distributors and their customers, however the Company recognizes its revenue on a "sale through" basis and therefore revenues from these distributors are deferred until all revenue recognition criteria of the sale to the end customer are met.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company's inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

The Company accounts for revenue recognition under the guidance of ASU No. 2009-13, "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements". ASU No. 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable in a sale arrangement. The selling price for each deliverable is based on vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available. ASU No. 2009-13 requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The relative selling price method allocates any discount in the arrangement proportionately to each deliverable on the basis of the deliverable's selling price.

Under the Company's selling arrangements, the Company provides a one-year warranty, which includes bug fixing and a hardware warranty ("Warranty") for all of its products. Accordingly, the Company records an appropriate provision for Warranty in accordance with ASC 450 "Contingencies" (see Note 2l). After the Warranty period initially provided with the Company's products, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty. Revenue related to extended warranty contracts is recognized pursuant to ASC 605-20-25, "Separately Priced Extended Warranty and Product Maintenance Contracts." Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

The customer may purchase an extended warranty with the initial sale. In such cases, revenues attributable to the extended warranty are deferred at the time of the initial sale and recognized ratably over the extended contract warranty period.

Deferred revenues - represent mainly the unrecognized fees collected for extended warranty services.

Share-based compensation
Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718. ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore use an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80-100%	76-132%	105-121%
Risk-free interest	0.3-0.4%	0.3-2.1%	0.3 - 2.8%
Expected life (in years)	1.5-5.5	1.5-5.5	1.5-5.5

Provision for product warranty
Provision for product warranty:

The Company's policy is to grant a product warranty for a period of up to 12 months on its products. An extended warranty may be purchased for a longer period. The provision for warranties for all periods through December 31, 2012, is determined based upon the Company's past experience. The followings are the changes in the liability for product warranty from January 1, 2010 to December 31, 2012:
Balance at January 1, 2010	225

Provision for warranties issued during the year	221
Reduction for payments and costs to satisfy claims	(217)

Balance at December 31, 2010	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	248

Provision for warranties issued during the year	130
Reduction for payments and costs to satisfy claims	(123)

Balance at December 31, 2012	255

Research and development costs
Research and development costs:

Research and development costs are charged to statement of operations as incurred. ASC 985-20 "Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

Government grants
Government grants:

The Company receives royalty-bearing participation, which represents participation of the Government of Israel (specifically, the Office of the Chief Scientist - the "OCS") in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction in research and development costs as such costs are incurred. Royalties to the OCS are recorded under cost of sales, when the related sales are recognized. See also Note 10a.

The Company received participation from the Israeli Ministry of trade, commerce and labor, which is a participation of up to 50% of relevant marketing expenses. These grants are presented as a reduction in marketing expenses. See also Note 10a.

Income (loss) per share
Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total number of shares related to the outstanding options and warrants excluded from the calculation of diluted net income (loss) per share was 1,248,631 as of December 31, 2012 (2011 - 988,642; 2010 - 504,309).

Income taxes
Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized.

Income tax uncertainties
Income tax uncertainties:

In accordance with ASC 740 "Income Taxes" (formally FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"), the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Cost of revenues
Cost of revenues:

Cost of products is comprised of cost of hardware production, employees' salaries and related costs, allocated overhead expenses, packaging, import taxes, license fees paid to third parties and royalties paid to the OCS.

Cost of services is comprised of cost of hardware maintenance and customer support employees' salaries and related costs.

Severance pay
Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.
Effective January 1, 2012, the Company's agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.
Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $ 588, $ 651 and $ 431, respectively.

Fair value of financial instruments
Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, bank deposits, trade receivables, short term bank credit, short term bank loans, trade and other accounts payable, and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

Concentrations of business risk
Concentrations of business risk:

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. The Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

The Company relies on a limited number of independent manufacturers, some of which are small, privately held companies, to provide certain assembly services to its specifications. The Company does not have any long-term supply agreements with any third-party manufacturer. If the Company's assembly services are reduced or interrupted, the Company's business, financial condition and results of operations could be adversely affected until the Company is able to establish sufficient assembly services supply from alternative sources. Alternative manufacturing sources may not be able to meet the Company's future requirements, and existing or alternative sources may not continue to be available at favorable prices.

The Company's revenues in any period generally have been, and may continue to be, derived from relatively small numbers of sales with relatively high average revenues per order. Therefore, the loss of any orders or delays in closing such transactions could have an adverse effect on the Company's operations and financial results.

Comprehensive income (loss)
Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that its only item of other comprehensive income (loss) relates to foreign currency translation adjustment.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Rates of Depreciation

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards

The fair value for options granted in 2012, 2011 and 2010 is estimated at the date of grant with the following weighted average assumptions:
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80-100%	76-132%	105-121%
Risk-free interest	0.3-0.4%	0.3-2.1%	0.3 - 2.8%
Expected life (in years)	1.5-5.5	1.5-5.5	1.5-5.5

Schedule of Changes in the Liability for Product Warranty
Balance at January 1, 2010	225

Provision for warranties issued during the year	221
Reduction for payments and costs to satisfy claims	(217)

Balance at December 31, 2010	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	248

Provision for warranties issued during the year	130
Reduction for payments and costs to satisfy claims	(123)

Balance at December 31, 2012	255

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories

	December 31,
	2012	2011

Raw materials	$583	$510
Work in process	360	701
Finished products (*)	5,793	5,379

	$6,736	$6,590

(*)	Includes amounts of $ 4,977 and $ 4,680 for 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.

OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets

	December 31,
	2012	2011

Indirect taxes	$567	$1,279
Government of Israel - OCS receivable	322	218
Prepaid expenses and work in progress	1,518	1,643
Advances to suppliers	28	128
Others	250	222

	$2,685	$3,490

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Composition of Assets, Grouped by Major Classification

	December 31,
	2012	2011

Cost:
Demonstration and rental equipment	$688	$2,107
Research and development equipment	3,760	3,712
Manufacturing equipment	1,190	1,185
Office furniture and equipment	1,117	1,091
Leasehold improvements	434	430

	7,189	8,525
Accumulated depreciation:
Demonstration and rental equipment	671	2,068
Research and development equipment	3,694	3,660
Manufacturing equipment	1,171	1,155
Office furniture and equipment	1,021	999
Leasehold improvements	364	342

	6,921	8,224

	$268	$301

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Royalties - OCS payable	$552	$1,016
Commissions	90	249
Provision for product warranty	255	248
Accrued expenses	824	452
Others	123	51

	$1,844	$2,016

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Balances and Transactions with Related Parties

c.	Balances with related parties:

	December 31,
	2012	2011

Assets:

Trade	$153	$72
Other current assets	$4	$-

Liabilities:

Trade	$229	$104
Other payables and accrued expenses	$44	$102
Short term loan (see note 8a)	$777	$-
d.	Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Revenues	$451	$347	$960

Expenses:

Cost of sales	$66	$62	$60

Operating expenses:

Research and development	$198	$193	$185
Sales and marketing	$181	$159	$210
General and administrative	$57	$57	$55

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Rental Payments
Year ended December 31

2013	$715
2014	583
2015	501
2016	488
Total	$2,287

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets and Liabilities

	December 31
	2012	2011
Deferred tax assets:
Carryforward tax losses	$15,836	$14,635
Allowance for doubtful accounts	104	99
Provisions for employees related obligations	353	104
Research and development	472	559
Other	3	53

	16,768	15,685
Less - valuation allowance	(16,768)	(15,685)

Net deferred tax assets	$-	$-

Components of Income (Loss) Before Income Taxes

	Year ended December 31,
	2012	2011	2010

Domestic	$(5,684)	$(2,038)	$496
Foreign	(183)	134	74

Income (loss) before income taxes	$(5,867)	$(1,904)	$570

Reconciliation of Theoretical Tax Benefit and Actual Tax Expense

	Year ended December 31,
	2012	2011	2010

Income (loss) before income taxes, as reported in the statements of operations	$(5,867)	$(1,904)	$570

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	$(1,467)	$(457)	$143

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(11)	18	5
Non-deductible expenses	185	175	312
Losses and timing differences for which no deferred taxes were recorded	1,083	234	-
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	-	(622)
Other	330	30	162

Income taxes	$120	$-	$-

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	774,216	$4.08	4.4	$715
Granted	323,600	3.75
Exercised	(34,082)	1.30		124
Expired	-	-
Forfeited	(29,529)	6.19

Outstanding at December 31, 2012	1,034,205	4.0	4.0	$529

Exercisable at December 31, 2012	761,126	4.45	3.88	$372

Vested and expected to vest at December 31, 2012	1,034,205	4.0	4.0	$529

Stock Options Under the Plans by Exercise Price

	Options outstanding at December 31, 2012			Options exercisable at December 31, 2012
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.5 - 0.7	266,469	0.7	4.7	186,524	0.7	3.1
1.57 - 5.00	567,475	3.5	4.5	388,391	3.6	4.4
5.08 - 8.72	76,861	6.8	2.9	66,861	7	2.7
10.80 - 13.16	123,400	11.8	4.2	119,350	11.7	4.1

	1,034,205			761,126

Weighted Average Fair Values of Options
	Year ended December 31,
	2012	2011	2010

Weighted average fair values on grant date	$2.5	$5.3	$4.1

Departmental Allocation of Share-based Compensation Charge
	Year ended December 31,
	2012	2011	2010

Cost of sales	$14	$27	$5
Research and development	205	218	10
Selling and marketing	167	231	36
General and administrative	286	347	513

	$672	$823	$564

Outstanding Warrants and Rights
Issuance date	Outstanding and exercisable	Exercise price	Exercisable through

October 13, 2010	214,426	10.69	October 13, 2013

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share

	Years ended December 31,
	2012	2011	2010

Net income (loss)	$(5,987)	$(1,904)	$570

Weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,373,515

Dilutive effect:
Employee stock options and warrants	-	-	573,795

Diluted weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,947,310

Basic earnings (loss) per Ordinary Share	$(0.93)	$(0.30)	$0.11

Diluted earnings (loss) per Ordinary Share	$(0.93)	$(0.30)	$0.10

SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Revenue Classified by Geographical Destination

	Year ended December 31,
	2012	2011	2010

North America	$3,850	$3,242	$3,045
Europe	2,970	6,371	4,765
Asia	2,826	4,261	3,596
South America (Excluding Brazil)	2,848	2,308	2,093
Brazil	1,896	5,234	4,107
Other	1,396	571	1,567

	$15,786	$21,987	$19,173

Schedule of Financial Expenses, Net
	Years ended December 31,
	2012	2011	2010

Financial income:
Interest from banks	$15	$20	$11

	15	20	11

Financial expenses:
Interest and bank charges	(108)	(74)	(15)
Interest and accretion of discount on long-term loan	-	-	(186)
Revaluation of warrants presented at fair value	-	-	(524)
Exchange translation	(221)	(330)	(8)

	(329)	(404)	(733)

Financial expenses, net	$(314)	$(384)	$(722)

GENERAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
GENERAL [Abstract]
Accumulated deficit	$ (56,402)	$ (50,415)

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Trade receivables, allowances for doubtful accounts	$ 415,000	$ 395,000		$ 415,000
Bad debt (income) expense	20,000		(609,000)
Bad debt write offs	206,000	0	0
Inventory write offs	311,000	0	0
Shares excluded from the calculation of diluted net income (loss) per share	1,248,631	988,642	504,309
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Years employment required for eligibility for severance pay	1
Months severance salary payable per year of employment	1
Severance pay expenses	$ 588,000	$ 651,000	$ 431,000
Number of suppliers of certain key components	1

SIGNIFICANT ACCOUNTING POLICIES (Annual Rates of Depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Demonstration and rental equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	25.00%
Annual rate of depreciation, maximum	33.00%
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	15.00%
Annual rate of depreciation, maximum	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	7.00%
Annual rate of depreciation, maximum	33.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	[1]

[1]	At the shorter of the lease period or useful life of the leasehold improvement.

SIGNIFICANT ACCOUNTING POLICIES (Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Dividend rate	0.00%	0.00%	0.00%
Expected volatility, minimum	80.00%	76.00%	105.00%
Expected volatility, maximum	100.00%	132.00%	121.00%
Risk free interest rate, minimum	0.30%	0.30%	0.30%
Risk free interest rate, maximum	0.40%	2.10%	2.80%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Expected term (in years)	1 year 6 months	1 year 6 months	1 year 6 months
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months

SIGNIFICANT ACCOUNTING POLICIES (Changes in the Liability for Product Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Product warranty period	12 months
Balance	$ 248	$ 229	$ 225
Provision for warranties issued during the year	130	316	221
Reduction for payments and costs to satisfy claims	(123)	(297)	(217)
Balance	$ 255	$ 248	$ 229

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 583		$ 510
Work in process	360		701
Finished products	5,793	[1]	5,379	[1]
Inventories	6,736		6,590
Inventory delivered to customers but not recognized in revenue	$ 4,977		$ 4,680

[1]	Includes amounts of $ 4,977 and $ 4,680 for 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.

OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
Indirect taxes	$ 567	$ 1,279
Government of Israel - OCS receivable	322	218
Prepaid expenses and work in progress	1,518	1,643
Advances to suppliers	28	128
Others	250	222
Other current assets, total	$ 2,685	$ 3,490

PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 7,189,000	$ 8,525,000
Accumulated depreciation	6,921,000	8,224,000
Property and equipment, net	268,000	301,000
Reduction in accumulated depreciation due to fully deprecated equipment no longer in service	0	1,422,000
Demonstration and rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	688,000	2,107,000
Accumulated depreciation	671,000	2,068,000
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	3,760,000	3,712,000
Accumulated depreciation	3,694,000	3,660,000
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,190,000	1,185,000
Accumulated depreciation	1,171,000	1,155,000
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,117,000	1,091,000
Accumulated depreciation	1,021,000	999,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	434,000	430,000
Accumulated depreciation	$ 364,000	$ 342,000

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Royalties - OCS payable	$ 552	$ 1,016
Commissions	90	249
Provision for product warranty	255	248
Accrued expenses	824	452
Others	123	51
Other payables and accrued expenses, total	$ 1,844	$ 2,016

SHORT TERM BANK CREDIT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Credit Facility [Member]	Sep. 30, 2012 Credit Facility [Member]	Dec. 31, 2012 Short Term Loan [Member]	Dec. 31, 2012 Secondary Short Term Bank Credits [Member]	Sep. 30, 2012 Libor [Member]	Sep. 30, 2012 Libor [Member] Minimum [Member]	Sep. 30, 2012 Libor [Member] Maximum [Member]	Sep. 30, 2012 Prime [Member]	Sep. 30, 2012 Prime [Member] Minimum [Member]	Sep. 30, 2012 Prime [Member] Maximum [Member]
Short-term Debt [Line Items]
Credit facility, maximum borrowing amount		$ 1,500
Variable interest reference rate			Libor		Libor			Prime
Interest rate, spread on variable rate			3.00%			3.25%	4.00%		1.00%	2.00%
Short term loan	$ 714		$ 750	$ 338

SHORT TERM LOANS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended	1 Months Ended
	Nov. 30, 2012 Majority Shareholder [Member]	Dec. 31, 2012 Majority Shareholder [Member]	Dec. 31, 2012 Short Term Loan [Member]	Sep. 30, 2012 Libor [Member]
Short-term Debt [Line Items]
Credit facility, maximum borrowing amount	$ 3,000,000
Debt instrument, maturity date	Jun 30, 2013
Credit facility, amount received		777
Variable interest reference rate			Libor	Libor
Interest rate, spread on variable rate			3.00%
Short term loan			$ 750

RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Trade	$ 3,292	$ 5,389
Other current assets	2,685	3,490
Liabilities:
Trade	1,920	2,703
Other accounts payable and accrued expenses	1,844	2,016
Transactions with related parties:
Revenues	15,786	21,987	19,173
Expenses:
Cost of sales	6,182	6,680	6,486
Operating expenses:
Research and development	6,102	5,866	4,310
Sales and marketing	8,515	9,962	6,971
General and administrative	2,107	2,234	1,538
Aggregate net lease payments	438	428	450
Related Parties [Member]
Assets:
Trade	153	72
Other current assets	4
Liabilities:
Trade	229	104
Other accounts payable and accrued expenses	44	102
Short term loan (see note 8a)	777
Transactions with related parties:
Revenues	451	347	960
Expenses:
Cost of sales	66	62	60
Operating expenses:
Research and development	198	193	185
Sales and marketing	181	159	210
General and administrative	$ 57	$ 57	$ 55

COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 OCS [Member]	Dec. 31, 2011 OCS [Member]	Dec. 31, 2010 OCS [Member]	Dec. 31, 2012 BIRD-F [Member]	Dec. 31, 1996 BIRD-F [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.50%			5.00%
Percent of grants received paid in royalties	100.00%			150.00%
Proceeds from grants received	$ 33,408				$ 340
Accumulated interest, grants	9,810
Royalties due based on stated percentage				775
Royalties payable maximum				427
Accumulated royalties paid	10,182			296
Total commitment with respect to royalty-bearing participation received, net of royalties paid	33,542			348
Royalty expenses	$ 562	$ 759	$ 793

COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum rental payments, operating leases:
2013	$ 715
2014	583
2015	501
2016	488
Total	2,287
Rental, lease, and maintenance expenses	$ 1,056	$ 1,048	$ 968

COMMITMENTS AND CONTINGENCIES (Bank Guarantee) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 1,520
Guarantee expiring January 15, 2014 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	384
Guarantee expiring December 30, 2013 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	1,136
Guarantee expiring May 31, 2013 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 32

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Israeli corporate tax rate	25.00%	24.00%	25.00%
Income Taxes [Line Items]
Tax loss carry forward	$ 44,118
Net change in total valuation allowance	1,083
U.S.subsidiary [Member]
Income Taxes [Line Items]
Tax loss carry forward	10,115
Brazilian subsidiary [Member]
Income Taxes [Line Items]
Tax loss carry forward	$ 3,489

INCOME TAXES (Significant Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Carryforward tax losses	$ 15,836	$ 14,635
Allowance for doubtful accounts	104	99
Provisions for employees related obligations	353	104
Research and development	472	559
Other	3	53
Deferred tax assets, gross	16,768	15,685
Less - valuation allowance	(16,768)	(15,685)
Net deferred tax assets

INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ (5,684)	$ (2,038)	$ 496
Foreign	(183)	134	74
Income (loss) before income taxes	$ (5,867)	$ (1,904)	$ 570

INCOME TAXES (Reconciliation of Theoretical Tax Benefit and Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income (loss) before income taxes, as reported in the statements of operations	$ (5,867)	$ (1,904)	$ 570
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax (benefit) expense	(1,467)	(457)	143
Tax rate differential on foreign subsidiaries	(11)	18	5
Non-deductible expenses	185	175	312
Losses and timing differences for which no deferred taxes were recorded	1,083	234
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years			(622)
Other	330	30	162
Income taxes	$ 120

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 11, 2010	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares held by subsidiary		5,189	5,189
Treasury stock, shares		30,843	30,843
Shares issued	643,277
Aggregate purchase price	$ 5,500
Purchase price per share	$ 8.55
Ratio of common shares sold to warrants issued	3
Maximum number of shares callable by warrants	214,426
Exercise price of warrants	10.69
Period before expiration	3 years	7 years
In-the-money options outstanding		372,931
Out of the money options outstanding		661,274
In-the-money options exercisable		261,751
Out of the money options exercisable		499,375
Number of shares available for future grants		609,257
Unrecognized balance of compensation expenses		224
Unrecognized compensation expenses to be recognized by December 31, 2013		177
Unrecognized compensation expenses to be recognized by December 31, 2016		$ 44
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Vesting period for plan		0 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Vesting period for plan		4 years

SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate intrinsic value
Outstanding	$ 529
Options [Member]
Number of options
Options outstanding, beginning balance	774,216
Granted	323,600
Exercised	(34,082)
Expired
Forfeited	(29,529)
Options outstanding, ending balance	1,034,205	774,216
Exercisable at December 31, 2012	761,126
Weighted average exercise price
Options outstanding, beginning balance	$ 4.08
Granted	$ 3.75
Exercised	$ 1.3
Expired
Forfeited	$ 6.19
Options outstanding, ending balance	$ 4	$ 4.08
Exercisable at December 31, 2012	$ 4.45
Weighted average remaining contractual term (in years)
Outstanding	4 years	4 years 4 months 24 days
Exercisable at December 31, 2012	3 years 10 months 17 days
Aggregate intrinsic value
Outstanding	529	715
Exercised	124
Options exercisable	372
Vested and expected to vest at December 31, 2012
Number of options	1,034,205
Weighted average exercise price	$ 4
Weighted average remaining contractual life	4 years
Aggregate intrinsic value	$ 529

SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Options outstanding at December 31, 2012
Number outstanding	1,034,205
Options exercisable at December 31, 2012
Number outstanding	761,126
0.5 - 0.7 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.5
Maximum exercise price	$ 0.7
Options outstanding at December 31, 2012
Number outstanding	266,469
Weighted average exercise price	$ 0.7
Weighted average remaining contractual life (in years)	4 years 8 months 12 days
Options exercisable at December 31, 2012
Number outstanding	186,524
Weighted average exercise price	$ 0.7
Weighted average remaining contractual life	3 years 1 month 6 days
1.57 - 5.00 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 1.57
Maximum exercise price	$ 5
Options outstanding at December 31, 2012
Number outstanding	567,475
Weighted average exercise price	$ 3.5
Weighted average remaining contractual life (in years)	4 years 6 months
Options exercisable at December 31, 2012
Number outstanding	388,391
Weighted average exercise price	$ 3.6
Weighted average remaining contractual life	4 years 4 months 24 days
5.08-8.72 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.08
Maximum exercise price	$ 8.72
Options outstanding at December 31, 2012
Number outstanding	76,861
Weighted average exercise price	$ 6.8
Weighted average remaining contractual life (in years)	2 years 10 months 24 days
Options exercisable at December 31, 2012
Number outstanding	66,861
Weighted average exercise price	$ 7
Weighted average remaining contractual life	2 years 8 months 12 days
10.80-13.16 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.8
Maximum exercise price	$ 13.16
Options outstanding at December 31, 2012
Number outstanding	123,400
Weighted average exercise price	$ 11.8
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
Options exercisable at December 31, 2012
Number outstanding	119,350
Weighted average exercise price	$ 11.7
Weighted average remaining contractual life	4 years 1 month 6 days

SHAREHOLDERS' EQUITY (Weighted Average Fair Values of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Weighted average fair values on grant date	$ 2.5	$ 5.3	$ 4.1

SHAREHOLDERS' EQUITY (Departmental Allocation of Share-Based Compensation Charge)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 672	$ 823	$ 564
Cost of sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	14	27	5
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	205	218	10
Selling and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	167	231	36
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation charge	$ 286	$ 347	$ 513

SHAREHOLDERS' EQUITY (Outstanding Warrants and Rights) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Oct 13, 2010
Outstanding	214,426
Exercisable	214,426
Exercise price	$ 10.69
Exercisable through	Oct 13, 2013

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income (loss)	$ (5,987)	$ (1,904)	$ 570
Weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,373,515
Employee stock options and warrants			573,795
Diluted weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,947,310
Basic (loss) earnings per Ordinary Share	$ (0.93)	$ (0.3)	$ 0.11
Diluted (loss) earnings per Ordinary Share	$ (0.93)	$ (0.3)	$ 0.1

SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) ( Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Percent of total revenues benchmark	10.00%	10.00%
Number of customers exceeding threshold			1
Single customer purchases percent of total revenues			13.00%

SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Revenue Classified by Geographical Destination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 15,786	$ 21,987	$ 19,173
North America [Member]
Segment Reporting Information [Line Items]
Revenues	3,850	3,242	3,045
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	2,970	6,371	4,765
Asia [Member]
Segment Reporting Information [Line Items]
Revenues	2,826	4,261	3,596
South America (Excluding Brazil) [Member]
Segment Reporting Information [Line Items]
Revenues	2,848	2,308	2,093
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues	1,896	5,234	4,107
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,396	$ 571	$ 1,567

SELECTED STATEMENTS OF OPERATIONS DATA (Financial Expenses Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest from banks	$ 15	$ 20	$ 11
Financial income	15	20	11
Financial expenses:
Interest and bank charges	(108)	(74)	(15)
Interest and accretion of discount on long-term loan			(186)
Revaluation of warrants presented at fair value			(524)
Exchange translation	(221)	(330)	(8)
Other expense	(329)	(404)	(733)
Financial expenses, net	$ (314)	$ (384)	$ (722)